Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events
Subsequent Events

22)Subsequent Events

The Partnership has evaluated subsequent events from the balance sheet date through September 9, 2026, the date at which the unaudited condensed consolidated financial statements were available to be issued, and determined that there are no other items to disclose, except as follows:

Cash Distributions

On July 7, 2026, the Partnership declared a quarterly cash distribution of $0.075 per common unit with respect to the quarter ended June 30, 2026, which was paid on August 13, 2026, to all common unitholders of record on July 27, 2026. On the same day, the Partnership declared a quarterly cash distribution to holders of Series A Preferred Units with respect to the quarter ended June 30, 2026 in an aggregate amount equal to $1.7 million, which was paid on August 12, 2026.

Fortaleza Knutsen

In mid-April 2026, the Fortaleza Knutsen commenced a drydocking in Europe, following redelivery in Europe from Transpetro. Following completion of this drydocking, the Fortaleza Knutsen carried an interim cargo in late June 2026 and thereafter commenced operations in early August 2026 in the North Sea pursuant to a time charter to Knutsen NYK for a fixed period of one year plus two charterer’s options each for one additional year.

Synnøve Knutsen time charter extension

On July 3, 2026, Equinor exercised their option to extend their time charter for the Synnøve Knutsen for two years, until February 2029.

Recife Knutsen drydocking

In late July 2026, the Recife Knutsen commenced a scheduled drydocking, which is due to complete in early October 2026. Thereafter, the Recife Knutsen is due to commence operations in Brazil for a fixed period of two years, pursuant to the time charter to Transpetro that had been executed on April 24, 2026.

$225 million loan facility

On August 7, 2026, the Partnership’s subsidiaries that own the Tordis Knutsen, the Vigdis Knutsen, the Lena Knutsen, the Anna Knutsen and the Brasil Knutsen, entered into a new $225 million senior secured credit facility, with DNB Bank ASA as Agent on behalf of the relevant lenders, in order to refinance their existing term loans in the amount of $225.8 million. The credit facility consists of a term loan and is repayable in 20 consecutive quarterly installments, with a balloon payment of $111.1 million due at maturity in June 2031. The credit facility bears interest at a rate per annum equal to SOFR plus a margin of 1.65%. The credit facility is guaranteed by the Partnership and secured by mortgages on these five vessels. The new senior secured credit facility refinanced the previously existing term loans related to these vessels which were due to mature in September 2026. Closing of this senior secured credit facility took place on August 25, 2026. For a description of the $225 million loan facility, please see Note 13 – Long-Term Debt - $225 Million Loan Facility.

Hedda Knutsen Acquisition

On September 1, 2026, the Partnership’s subsidiary, KNOT Shuttle Tankers AS, acquired Knutsen Canadian Chartering AS, the company that owns the shuttle tanker Hedda Knutsen, from Knutsen NYK (the “Hedda Knutsen Acquisition”). The purchase price for the Hedda Knutsen Acquisition was $113.0 million, less $89.4 million of outstanding indebtedness under the secured credit facility related to the Hedda Knutsen (the “$99 million Hedda Loan Facility”) plus capitalized fees of $0.8 million. The cost of the Hedda Knutsen Acquisition was therefore approximately $24.4 million, and will be subject to customary post-closing adjustments for working capital and an interest rate swap.

The $99 million Hedda Loan Facility is repayable in quarterly installments with a final balloon payment (including the final quarterly installment) of $61.9 million due at maturity on October 24, 2031. The $99 million Hedda Loan Facility bears interest at a rate equal to SOFR plus a margin of 1.6%. For a description of the $99 million Hedda Loan Facility, please see Note 13 – Long-Term Debt-$99 Million Hedda Loan Facility.

The Hedda Knutsen is operating in Brazil on a charter contract with Petrobras, for which the current fixed period expires in November 2034, and for which the charterer holds options for a further 5 years.

The Hedda Knutsen Acquisition was approved by the Board and the Conflicts Committee, who were supported by an outside independent financial advisor and outside legal counsel.

Ingrid Knutsen Charter

On September 2, 2026, agreement was reached with Eni for a time charter on the Ingrid Knutsen commencing early October 2026 for three years fixed plus three options each of one year. This is in direct continuation of the existing time charter to Eni and replaces their existing options.